Business Combinations, Asset Acquisitions and Dispositions (Details) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended					12 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2011	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay USD ($)	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay EUR (€)	Apr. 30, 2013 Purchase of noncontrolling interest in Omnipay USD ($)	Apr. 30, 2013 Purchase of noncontrolling interest in Omnipay EUR (€)	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay USD ($)	Apr. 30, 2012 Purchase of noncontrolling interest in Omnipay EUR (€)	Dec. 31, 2012 Clover Network, Inc USD ($)	Dec. 31, 2012 Clover Network, Inc USD ($)	Dec. 31, 2012 Merchant portfolio USD ($)	Dec. 31, 2011 Merchant portfolio USD ($)	Dec. 31, 2010 Merchant portfolio USD ($)	Jun. 26, 2009 Rockmount	Dec. 31, 2010 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS USD ($)	Mar. 31, 2010 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS	Dec. 31, 2012 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS	Jun. 26, 2009 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS	Jun. 26, 2009 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS Bank of America N.A.	Dec. 31, 2012 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS Bank of America N.A.	Jun. 26, 2009 Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS Rockmount
Business combinations, asset acquisitions and dispositions
Purchase price		$ 107.0	$ 19.2	$ 215.1		$ 49.0	€ 37.1			$ 49.0	€ 37.1	$ 56.1	$ 56.1	$ 1.9	$ 19.2	$ 1.8		$ 213.3
Purchase price, cash paid		63.1	19.2	215.1		25.1	19.0	23.7	18.1	25.1	19.0		36.1	1.9	19.2	1.8		213.3
Percentage of noncontrolling interest			30.00%		30.00%	30.00%	30.00%			30.00%	30.00%	100.00%	100.00%
Liability recorded for the contingent consideration		20.0										20.0	20.0
Total consideration, net of cash acquired												54.1	54.1
Period of revenue under consideration for determination of contingent payments		3 years
Contingent consideration due related to a small divestiture		14
Direct voting interest held (as a percent)																	40.00%			51.00%	48.45%
Direct voting interest held by counterparty (as a percent)																						46.55%	49.00%
Non-voting interest held (as a percent)																								5.00%
Trailing period for redemption amount																			12 months
Net assets acquired and net cash paid for acquisitions
Fair value of net assets acquired		107.0	19.2	215.1
Less non-cash consideration		(43.9)
Less cash acquired		(2.0)
Net cash paid for acquisitions	1.9	32.9	19.2	1.8								34.1
Net cash paid for acquisitions and noncontrolling interests		$ 61.1